Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Contract assets [abstract]
Contract assets, beginning balance	€ 489	€ 449	€ 0
First application of new IFRS impacts		400
Additions	866	914
Disposals	(823)	(858)
Transfers	(16)	3
Translation differences and hyperinflation adjustments	14	(10)
Other movements	(1)
Contract assets, ending balance	489	449
Contract liabilities [abstract]
Contract liabilities, beginning balance	1,948	0
First application of new IFRS impacts		204
Additions	7,925	8,119
Disposals	(7,754)	(7,926)
Transfers	(15)	1,557
Translation differences and hyperinflation adjustments	34	(6)
Other movements	(4)
Contract liabilities, ending balance	2,134	1,948
Disposals of contract liabilities from prior years	601
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	138	108	0
First application of new IFRS impacts		68
Additions	204	153
Disposals	(7)	(2)
Transfers	(172)	(110)
Translation differences and hyperinflation adjustments	5	(1)
Other movements	0
Contract assets, ending balance	138	108
Contract liabilities [abstract]
Contract liabilities, beginning balance	613	0
First application of new IFRS impacts		106
Additions	409	558
Disposals	(7)	(295)
Transfers	(180)	240
Translation differences and hyperinflation adjustments	16	4
Other movements	0
Contract liabilities, ending balance	851	613
Long-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	144	114	0
First application of new IFRS impacts		71
Additions	204	156
Disposals	(7)	(2)
Transfers	(173)	(110)
Translation differences and hyperinflation adjustments	5	(1)
Other movements	1
Contract assets, ending balance	144	114
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(6)	(6)	0
First application of new IFRS impacts		(3)
Additions	0	(3)
Disposals	0	0
Transfers	1	0
Translation differences and hyperinflation adjustments	0	0
Other movements	(1)
Contract assets, ending balance	(6)	(6)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	351	341	0
First application of new IFRS impacts		332
Additions	662	761
Disposals	(816)	(856)
Transfers	156	113
Translation differences and hyperinflation adjustments	9	(9)
Other movements	(1)
Contract assets, ending balance	351	341
Contract liabilities [abstract]
Contract liabilities, beginning balance	1,335	0
First application of new IFRS impacts		98
Additions	7,516	7,561
Disposals	(7,747)	(7,631)
Transfers	165	1,317
Translation differences and hyperinflation adjustments	18	(10)
Other movements	(4)
Contract liabilities, ending balance	1,283	1,335
Short-term contracts | Gross cost
Contract assets [abstract]
Contract assets, beginning balance	381	364	0
First application of new IFRS impacts		354
Additions	677	764
Disposals	(824)	(857)
Transfers	157	113
Translation differences and hyperinflation adjustments	9	(10)
Other movements	(2)
Contract assets, ending balance	381	364
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(30)	(23)	€ 0
First application of new IFRS impacts		(22)
Additions	(15)	(3)
Disposals	8	1
Transfers	(1)	0
Translation differences and hyperinflation adjustments	0	1
Other movements	1
Contract assets, ending balance	€ (30)	€ (23)
Minimum
Contract liabilities [abstract]
Contract liabilities performance period	24 months
Maximum
Contract liabilities [abstract]
Contract liabilities performance period	10 years